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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment  [ ]                    Amendment No.:  _______
         This Amendment (Check only one):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CMK Capital Management, LLC
Address:  200 Clarendon Street, 28th Floor
          Boston, MA 02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Kess
Title:  Chief Financial Officer
Phone:  617-380-5673

Signature, place and date of signing:

/s/ KENNETH M. KESS, Boston, Massachusetts, February 4, 2005
-------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $4,016 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
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                                                   VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT   PRN   CALL   DISCRETION  MANAGERS  SOLE    SHARED   OTHER
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer       Common Stock     037833100      644         10,000 SH             Sole                  10,000
-----------------------------------------------------------------------------------------------------------------------------------
BEA Systems          Common Stock     073325102      221         25,000 SH             Sole                  25,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp
Class A              Common Stock     111320107      484         15,000 SH             Sole                  15,000
-----------------------------------------------------------------------------------------------------------------------------------
Finish Line Class A  Common Stock     317923100      458         25,000 SH             Sole                  25,000
-----------------------------------------------------------------------------------------------------------------------------------
Imclone Systems      Common Stock     45245W109      691         15,000 SH             Sole                  15,000
-----------------------------------------------------------------------------------------------------------------------------------
Intel                Common Stock     458140100      468         20,000 SH             Sole                  20,000
-----------------------------------------------------------------------------------------------------------------------------------
Verisign             Common Stock     92343E102      336         10,000 SH             Sole                  10,000
-----------------------------------------------------------------------------------------------------------------------------------
Veritas Software     Common Stock     923436109      714         25,000 SH             Sole                  25,000
-----------------------------------------------------------------------------------------------------------------------------------